Cash and Cash Equivalents - Cash and Cash Equivalents for the Purpose of Cash flow (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of cash and cash equivalents [line items]
Cash	R$ 168		R$ 170	R$ 110
Bank account	4,262		44,123	2,861
Bank Deposit Certificates	14,432		40,394	28,112
Cash and cash equivalents	18,862	R$ 84,687	84,687	31,083
Cash at banks and short-term deposits attributable to discontinued operations (note 10.2)	1,655
Total	R$ 20,517		R$ 84,687	R$ 31,083	R$ 47,793